As filed with the Securities and Exchange Commission on November 6, 2015

1933 Act File No. 333-44010

1940 Act File No. 811-10067

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 32 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 35 ☒

EATON VANCE VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, MA 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on December 7, 2015 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of new Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 32 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of designating December 7, 2015 as the new effective date for Post-Effective Amendment No. 31 filed pursuant to Rule 485(a)(1) under the 1933 Act on September 8, 2015 (Accession No. 0000940394-15-001106) (the “Amendment”). The Amendment would have become effective on November 7, 2015. This Post-Effective Amendment No. 32 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)

Declaration of Trust dated August 14, 2000, filed as Exhibit (a) to the Trust’s Registration Statement filed on August 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

	(2)

Amendment to Declaration of Trust of Eaton Vance Variable Trust dated August 11, 2008 filed as Exhibit (a)(2) to Post-Effective Amendment No. 14 filed on April 29, 2009 (Accession No. 0000940394-09-000327) and incorporated herein by reference.

	(3)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(3) to Post-Effective Amendment No. 19 filed on April 26, 2012 (Accession No. 0000940394-12-000422) and incorporated herein by reference.

	(4)

Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated dated September 15, 2014 filed as Exhibit (a)(4) to Post-Effective Amendment No. 27 filed on September 15, 2014 (Accession No. 0000940394-14-001281) and incorporated herein by reference.

	(5)		Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated to be filed by amendment.
(b)

Amended and Restated By-Laws adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 21 filed April 25, 2013 (Accession No. 0000940394-13-000577) and incorporated herein by reference.

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Floating-Rate Income Fund dated December 11, 2000 filed as Exhibit (d)(4) to the Trust’s Pre-Effective Amendment No. 3 filed February 16, 2001 (Accession No. 0000950156-01-000095) and incorporated herein by reference.

	(2)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Large-Cap Value Fund dated December 15, 2006 filed as Exhibit (d)(5) to Post-Effective Amendment No. 10 filed December 15, 2006 (Accession No. 0000940394-06-001168)  and incorporated herein by reference.

	(3)

Investment Advisory Agreement with Eaton Vance Management for Eaton Vance VT Bond Fund dated September 15, 2014 filed as Exhibit (d)(3) to Post-Effective Amendment No. 27 filed on September 15, 2014 (Accession No. 0000940394-14-001281) and incorporated herein by reference.

(e)	(1)	(a)

Amended and Restated Distribution Agreement effective as of May 1, 2013 between Eaton Vance Variable Trust (on behalf of each of its series listed in Schedule A attached) and Eaton Vance Distributors, Inc. filed as Exhibit (e) to Post-Effective Amendment No. 24 filed April 15, 2014 (Accession No. 0000940394-14-000611) and incorporated herein by reference.

		(b)	Amended Schedule A to Amended and Restated Distribution Agreement effective May 1, 2013 to be filed by amendment.
(g)	(1)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(3)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(4)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(h)	(1)	(a)

Amended and Restated Administrative Services Agreement between Eaton Vance Variable Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 23 filed January 29, 2014 (Accession No. 0000940394-14-000192) and incorporated herein by reference.

(b)

Amended Schedule A dated September 15, 2014 to Amended and Restated Administrative Services Agreement dated August 6, 2012 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 27 filed on September 15, 2014 (Accession No. 0000940394-14-001281) and incorporated herein by reference.

	(2)	(a)

Transfer Agency and Shareholder Services Agreement dated February 15, 2001 filed as Exhibit (h)(4)(a) to the Trust’s Post-Effective Amendment No. 3 filed on March 28, 2004 (Accession No. 0000940394-04-000427) and incorporated herein by reference.

(b)

Appendix A effective August 7, 2006 to Transfer Agency and Service Agreement dated February 15, 2001 filed as Exhibit (h)(3)(b) to the Trust’s Post-Effective Amendment No. 7 filed on August 7, 2006 (Accession No. 0000940394-06-000697) and incorporated herein by reference.

(3)

Shareholder Servicing Plan dated November 13, 2006 filed as Exhibit (h)(4) to Post-Effective Amendment No. 10 filed December 15, 2006 (Accession No. 0000940394-06-001168) and incorporated herein by reference.

	(4)		Form of Shareholder Servicing Agreement filed as Exhibit (h)(5) to Post-Effective Amendment No. 10 filed December 15, 2006 (Accession No. 0000940394-06-001168) and incorporated herein by reference.
	(5)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

		(b)	Amended Schedule A to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 to be filed by amendment.
(i)			Opinion of Internal Counsel to be filed by amendment.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance VT Bond Fund, Eaton Vance VT Floating-Rate Income Fund and Eaton Vance VT Large-Cap Value Fund to be filed by amendment.
(m)	(1)	(a)

Amended and Restated Distribution Plan adopted May 1, 2013 and amended and restated February 10, 2014 on behalf of the Trust (and each of its series listed in Schedule A attached) filed as Exhibit (m) to Post-Effective Amendment No. 24 filed April 15, 2014 (Accession No. 0000940394-14-000611) and incorporated herein by reference.

(b)

Amended Schedule A dated September 15, 2014 to Amended and Restated Distribution Plan adopted May 1, 2013 and amended and restated February 10, 2014 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 27 filed on September 15, 2014 (Accession No. 0000940394-14-001281) and incorporated herein by reference.

(n)	(1)	(a)

Multiple Class Plan for Eaton Vance Variable Rate Trust dated February 10, 2014 filed as Exhibit (n) to Post-Effective Amendment No. 24 filed April 15, 2014 (Accession No. 0000940394-14-000611) and incorporated herein by reference.

		(b)	Amended Schedule A to Multiple Class Plan dated February 10, 2014 to be filed by amendment.
(p)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised December 31, 2014 filed as Exhibit (p)(1) to Post-Effective Amendment No. 233 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed December 23, 2014 (Accession No. 0000940394-14-001694) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance Variable Trust dated August 10, 2015 filed as Exhibit (q) to Post-Effective Amendment No. 31 filed September 8, 2015 (Accession No. 0000940394-15-001106) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II Eaton Vance Mutual Funds Trust	Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None

Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Kiersten Christensen	Vice President	None
Randy Clark	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Todd Dickinson	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Scott Firth	Vice President	None
James Foley	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None

Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Patrick Gill	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Daniel Grzywacz	Vice President	None
Jared Guerin	Vice President	None
Peter Hartman	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Ryan Jenkins	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Vince Leon	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None

Brendan MacKenzie	Vice President	None
James Maki	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
James McCuddy	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Mark D. Nelson	Vice President	None
Paul Nicely	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Tatyana Ryabchenko	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None

Jamie Smoller	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Chris Sunderland	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Dan Yifru	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.   Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian and transfer agent, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management located at Two International Place, Boston, MA 02110 and OrbiMed Advisors LLC located at 601 Lexington Avenue, 54th Floor, New York, NY 10022.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 6, 2015.

EATON VANCE VARIABLE TRUST
By:	/s/ Payson F. Swaffield
Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 6, 2015.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Cynthia E. Frost*	Trustee	Susan J. Sutherland*	Trustee
Cynthia E. Frost		Susan J. Sutherland

George J. Gorman*	Trustee	Harriett Tee Taggart*	Trustee
George J. Gorman		Harriett Tee Taggart

Valerie A. Mosley*	Trustee	Ralph F. Verni*	Trustee
Valerie A. Mosley		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)